Intangible Assets and Goodwill - Annual aggregate amortization expense (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Estimated annual aggregate amortization expense
2020	$ 10.1	$ 10.1
2021	9.6	10.1
2022	9.2	9.6
2023	9.2	9.2
2024	$ 9.2	$ 9.2